Norwood Financial Corp (Parent Company Only) Financial Information	12 Months Ended
Dec. 31, 2014
Norwood Financial Corp (Parent Company Only) Financial Information [Abstract]
NORWOOD FINANCIAL CORP (PARENT COMPANY ONLY) FINANCIAL INFORMATION

NOTE 16 - NORWOOD FINANCIAL CORP (PARENT COMPANY ONLY) FINANCIAL INFORMATION                                          BALANCE SHEETS

	December 31,
	2014	2013
	(In Thousands)
ASSETS
Cash on deposit in bank subsidiary	$1,846	$1,205
Securities available for sale	398	328
Investment in bank subsidiary	94,268	87,589
Other assets	3,900	3,835
Total assets	$100,412	$92,957
LIABILITIES AND STOCKHOLDERS’ EQUITY
Liabilities	$1,371	$1,093
Stockholders’ equity	99,041	91,864
Total liabilities and stockholders' equity	$100,412	$92,957

STATEMENTS OF INCOME

	Years Ended December 31,
	2014	2013	2012
Income:	(In Thousands)
Dividends from bank subsidiary	$4,377	$4,216	$3,971
Other interest income	10	9	6
Net realized gain on sales of securities	-	-	73
	4,387	4,225	4,050
Expenses	346	267	296
	4,041	3,958	3,754
Income tax benefit	(114)	(88)	(74)
	4,155	4,046	3,828
Equity in undistributed earnings of subsidiary	3,502	4,419	4,575
Net Income	$7,657	$8,465	$8,403
Comprehensive Income	$10,721	$3,066	$7,885

STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2014	2013	2012
	(In Thousands)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$7,657	$8,465	$8,403
Adjustments to reconcile net income to
net cash provided by operating activities:
Undistributed earnings of bank subsidiary	(3,502)	(4,419)	(4,575)
Net gains on sales of securities	-	-	(68)
Other, net	177	(247)	(181)
Net Cash Provided by Operating Activities	4,332	3,799	3,579

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of securities	-	-	114
Purchase of securities	-	-	(185
Net Cash Used in Investing Activities	-	-	(71)

CASH FLOWS FROM FINANCING ACTIVITIES
Stock options exercised	691	575	455
Tax benefit of stock options exercised	17	39	30
ESOP purchase of shares from treasury stock	150	146	149
Acquisition of treasury stock	(179)	(319)	(320)
Cash dividends paid	(4,370)	(4,155)	(3,932)
Net Cash Used in Financing Activities	(3,691)	(3,714)	(3,618)
Net Increase (Decrease) in Cash and Cash Equivalents	641	85	(110)

CASH AND CASH EQUIVALENTS - BEGINNING	1,205	1,120	1,230
CASH AND CASH EQUIVALENTS - ENDING	$1,846	$1,205	$1,120